STATEMENT OF OPERATIONS - USD ($)		3 Months Ended	6 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jan. 31, 2025
Income Statement [Abstract]
Formation and operating costs		$ 331,247	$ 351,184	$ 43,064
Loss from operations		(331,247)	(351,184)	(43,064)
Interest income		2,985	3,369	500
Net loss		$ 307,410	$ 287,857	$ (42,564)
Weighted average ordinary shares outstanding, basic and diluted	[1]			2,787,500
Basic and diluted net loss per ordinary share				$ (0.015)

[1]	Excludes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).